Note 3 - Fair Value Measurements - Activity for Items Measured at Fair Value on a Recurring Basis (Details) - Stock Purchase Warrants [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Balance	$ 84,596	$ 583,734	$ 583,734	$ 3,852,882
Change in fair value - gain	(39,642)	(416,796)	(499,138)	(3,269,148)
Balance	$ 44,954	$ 166,938	$ 84,596	$ 583,734